Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA

Vantage Data Centers, LLC 2820 Northwestern Parkway Santa Clara, California 95051	Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Vantage Data Centers, LLC (the “Company,”) and Guggenheim Securities, LLC (“Guggenheim”) and Barclays Capital Inc. (collectively, the “Other Specified Parties” and together with the Company the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of tenant leases in connection with the proposed offering of Vantage Data Centers Issuer, LLC, Secured Data Center Revenue Term Notes, Series 2020-1 and 2020-2.

The Company is responsible for the information provided to us, including the information set forth in the Statistical Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On September 8, 2020, representatives of Guggenheim, on behalf of the Company, provided us with a computer-generated tenant lease data file (the “Statistical Data File”) and related record layout containing data, as represented to us by Guggenheim, on behalf of the Company, as of the close of business September 1, 2020, with respect to (i) 39 tenant leases (the “2019-1 Leases”) and (ii) 14 tenant leases (the “2020-1 Leases” and, together with the 2019-1 Leases, the “Leases”).

At the Company’s instruction, we performed certain comparisons and recomputations for each of the Leases relating to the tenant lease characteristics (the “Characteristics”) set forth on the Statistical Data File and indicated below.

Characteristics

1.	Tenant ID (for informational purposes only)	11.	Lease payment frequency*
2.	Tenant name*	12.	Next escalation date (month and day only)*
3.	Region*	13.	Escalator frequency*
4.	Facility*	14.	Escalator rate*
5.	Critical load power (CLP)/kw leased*	15.	Renewal options remaining
6.	Current Rent per kw per month	16.	Length of renewal options*
7.	Base rent amount*	17.	Ultimate parent of customer/corporate guarantor*
8.	Additional base rent amount (if applicable)*	18.	Lease start date*
9.	Lease expiration date	19.	Lessee guarantor credit rating
10.	Total number of payments*
* For 2020-1 Leases only.

We compared Characteristics 2. through 16. to the corresponding information set forth on or derived from the lease agreement or any amendments thereto (collectively, the “Lease Agreement”).

We compared Characteristic 17. to the corresponding information set forth on or derived from the Lease Agreement or “Guaranty of Lease.”

Member of Deloitte Touche Tohmatsu Limited

We compared Characteristic 18. to the corresponding information set forth on or derived from the Lease Agreement or the “Commencement Letter.”

At the instruction of Guggenheim, on behalf of the Company, we accessed the “Standard & Poor’s Financial Services LLC Website” (https://www.standardandpoors.com) on September 9, 2020.  Using the ultimate parent of customer/corporate guarantor (as set forth on Lease Agreement or Guaranty of Lease), we compared Characteristic 19. to the corresponding information set forth on Standard & Poor’s Financial Services LLC Website.

For purposes of our procedures and at your instruction:

•	with respect to our comparison of Characteristics 9., 12. and 18., differences of 30 days or less are deemed to be in agreement; and

•
with respect to our comparison of Characteristic 19., for the Leases indicated in Appendix A, we observed a difference with respect to the lessee guarantor credit rating set forth on the Statistical Data File, when compared to the lessee guarantor credit rating set forth on the Standard & Poor’s Financial Services LLC Website.  For such Leases, we were instructed to perform an additional procedure and compare the lessee guarantor credit rating set forth on the Statistical Data File to the corresponding information set forth on the “Standard & Poor’s Credit Estimate Document” provided to us by Guggenheim, on behalf of the Company.

In addition to the procedures described above, we performed the following procedures:

•
for the Leases indicated in Appendix B, we compared the ramp schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement, for the period beginning September 1, 2020 through the lease expiration date and found it to be in agreement;

•
for the Lease indicated in Appendix C, we compared the rent schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement, for the period beginning September 1, 2020 through the lease expiration date  and found it to be in agreement;

•
for the Leases indicated in Appendix D, we compared the contracted base rent schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement, for the period beginning September 1, 2020 through the lease expiration date and found it to be in agreement;

•
for the Leases indicated in Appendix E, we compared the contracted additional rent schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement, for the period beginning September 1, 2020 through the lease expiration date, and found it to be in agreement; and

•
for the Leases indicated in Appendix F, we compared the contracted next 12 months rent schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement, for the period beginning September 1, 2020 through the lease expiration date, and found it to be in agreement.

The tenant lease documents described above and any other related documents used in support of the Characteristics were provided to us by, or on behalf of, the Company and are collectively referred to hereinafter as the “Lease Documents.”  We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Lease Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Lease Documents.  In addition, we make no representations as to whether the Lease Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Leases.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Data File were found to be in agreement with the above mentioned Lease Documents.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the tenant leases underlying the Statistical Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the tenant leases or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

September 10, 2020

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated September 10, 2020.

In applying our agreed-upon procedures as outlined above, we performed additional procedures with respect to Characteristic 19. for the following Leases:

Tenant ID
16
21
27
30
31

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated September 10, 2020.

In applying our agreed-upon procedures as outlined above, we compared the ramp schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement for the following Leases:

Tenant ID
25	43
27	44
29	45
30	46
31	47
32	48
33	49
34	50
35	51
40	52
41	53
42	54

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated September 10, 2020.

In applying our agreed-upon procedures as outlined above, we compared the rent schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement for the following Lease:

Tenant ID
11

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated September 10, 2020.

In applying our agreed-upon procedures as outlined above, we compared the contracted base rent schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement for the following Leases:

Tenant ID
25	43
27	44
29	45
30	46
31	47
32	48
33	49
34	50
35	51
40	52
41	53
42	54

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix E to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated September 10, 2020.

In applying our agreed-upon procedures as outlined above, we compared the contracted additional rent schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement for the following Leases:

Tenant ID
25	43
27	44
29	45
30	46
31	47
32	48
33	49
34	50
35	51
40	52
41	53
42	54

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix F to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated August 10, 2020.

In applying our agreed-upon procedures as outlined above, we compared the contracted next 12 months rent schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement for the following Leases:

Tenant ID
25	43
27	44
29	45
30	46
31	47
32	48
33	49
34	50
35	51
40	52
41	53
42	54

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.